Capital and Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Reserves Within Equity

The components of capital surplus as of December 31, 2018 and 2019 were as follows:

	December 31,
	2018	2019
	(in thousands)
From common stock	$52,756,091	52,756,091
From convertible bonds	6,049,862	6,049,862
From others	1,814,271	1,737,730
	$60,620,224	60,543,683

Disclosure of Appropriation of Earnings

AUO’s appropriations of earnings for 2017 had been approved in the shareholders’ meeting held on June 15, 2018. The appropriations and dividends per share were as follows:

	For fiscal year 2017
	Appropriation of earnings	Dividends per share
	(in thousands, except for per share data)
Legal reserve	$3,235,942
Cash dividends to shareholders	14,436,368	$1.50
	$17,672,310

The aforementioned appropriation of earnings for 2017 was consistent with the resolutions of the board of directors’ meeting held on March 23, 2018.

AUO’s appropriations of earnings for 2018 had been approved in the shareholders’ meeting held on June 14, 2019. The appropriations and dividends per share were as follows:

	For fiscal year 2018
	Appropriation of earnings	Dividends per share
	(in thousands, except for per share data)
Legal reserve	$1,016,060
Special reserve	847,770
Cash dividends to shareholders	4,812,122	$0.50
	$6,675,952

The aforementioned appropriation of earnings for 2018 was consistent with the resolutions of the board of directors’ meeting held on March 22, 2019.

Related Information On Treasury Share Transactions

The related information on treasury share transactions was as follows:

Year Ended December 31, 2019
Reason for reacquisition	Number of shares, Beginning of Year	Additions	Reductions	Number of shares, End of Year
(in thousands of shares)
Transferring to employees	-	125,000	-	125,000

Schedule of Other Components of Equity
	Cumulative translation differences	Unrealized gains (losses) on available-for-sale financial assets	Unrealized gains (losses) on cash flow hedges	Total
	(in thousands)
Balance at January 1, 2017	$531,006	224,299	21,992	777,297
Foreign operations – foreign currency translation differences	(1,882,545)	-	-	(1,882,545)
Effective portion of changes in fair value of cash flow hedges	-	-	(21,992)	(21,992)
Net change in fair value of available-for-sale financial assets	-	1,146,422	-	1,146,422
Equity-accounted investees – share of other comprehensive income	(68,637)	6,310	-	(62,327)
Related tax	299,207	-	-	299,207
Balance at December 31, 2017	$(1,120,969)	1,377,031	-	256,062

	Cumulative translation differences	Unrealized gains (losses) on financial assets at FVTOCI	Unrealized gains (losses) on available-for-sale financial assets	Total
	(in thousands)
Balance at January 1, 2018	$(1,120,969)	-	1,377,031	256,062
Adjustments on initial application of new standards	-	1,303,816	(1,377,031)	(73,215)
Foreign operations – foreign currency translation differences	(336,902)	-	-	(336,902)
Net change in fair value of financial assets at FVTOCI	-	(754,813)	-	(754,813)
Equity-accounted investees – share of other comprehensive income	(19,716)	3,053	-	(16,663)
Realized gain on sales of securities reclassified to profit or loss	(107,457)	-	-	(107,457)
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	-	50,084	-	50,084
Group reorganization	(22,225)	-	-	(22,225)
Related tax	157,359	-	-	157,359
Balance at December 31, 2018	$(1,449,910)	602,140	-	(847,770)

	Cumulative translation differences	Unrealized gains (losses) on financial assets at FVTOCI	Total
	(in thousands)
Balance at January 1, 2019	$(1,449,910)	602,140	(847,770)
Foreign operations – foreign currency translation differences	(2,043,931)	-	(2,043,931)
Net change in fair value of financial assets at FVTOCI	-	519,100	519,100
Equity-accounted investees – share of other comprehensive income	(38,512)	3,358	(35,154)
Realized gain on sales of securities reclassified to profit or loss	(9,098)	-	(9,098)
Related tax	411,469	-	411,469
Balance at December 31, 2019	$(3,129,982)	1,124,598	(2,005,384)

Schedule of NonControlling Interests
	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Balance at the beginning of the year	$18,388,204	17,068,501	14,416,559
Equity attributable to non-controlling interests:
Loss for the year	(2,120,737)	(2,177,869)	(2,413,718)
Adjustment of changes in ownership of investees	(6,421)	(20,998)	110,028
Foreign currency translation differences	(355,700)	(306,963)	(404,575)
Unrealized losses on financial assets at FVTOCI	-	(1,474)	-
Remeasurement of defined benefit plans	201	-	-
Effect of disposal of interest in subsidiary to non-controlling interests	1,258,788	-	-
Effect of acquisition of non-controlling interests	-	-	(389,430)
Proceeds from subsidiaries capital increase and others	(95,834)	(144,638)	(13,957)
Balance at the end of the year	$17,068,501	14,416,559	11,304,907